Note 12 - Investment Securities and Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	December 31, 2016
Note Description	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual Funds	$282,828	$1,501	$-	$284,329